Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Tables)	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Revolving line of credit	$10,800
Promissory notes, related to acquisitions	351
Total debt	11,151
Less current maturities	5,351
Long-term debt	$5,800